Loan commitments and financial guarantees contracts (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loan commitments and financial guarantee contracts	$ 501,887	$ 488,003
Up to 1 year [member]
Loan commitments and financial guarantee contracts	434,544	457,168
From 1 to 2 years [member]
Loan commitments and financial guarantee contracts	200	257
From 2 to 5 years [member]
Loan commitments and financial guarantee contracts	67,143	30,000
More than 5 years
Loan commitments and financial guarantee contracts	$ 0	$ 578